SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Merger Agreement

On July 11, 2023, the Company entered into the Merger Agreement by and among the Company, Merger Sub, and Oklo. Pursuant to the Merger Agreement, the parties thereto intend to enter into a business combination transaction by which Merger Sub will merge with and into Oklo, with Oklo being the surviving entity in the merger.

The proposed merger is expected to be consummated after the required approval by the stockholders of the Company and Oklo and the satisfaction of certain other conditions as further described in the Merger Agreement.

The aggregate consideration to be paid to the stockholders of Oklo (including, holders of Simple Agreements for Future Equity between Oklo and the “Investors” party thereto and vested and unvested Oklo options) on the date of the closing (the “Closing Date”) of the transactions contemplated by the Merger Agreement (the “Closing”) will be equal to (a) $850,000,000 plus, (b) an amount equal to the net proceeds raised by Oklo prior to the consummation of the Transactions through the sale (or series of related sales) of its equity securities in a bona fide equity financing transaction (subject to certain limitations), if any, following the execution of the Merger Agreement but prior to the Closing, which consideration will be paid entirely in shares of Class A common stock of the Company in an amount equal to $10.00 per share. During the five-year period following the Closing (the “Earnout Period”), the Company will issue to eligible holders of pre-Closing securities of Oklo up to 15,000,000 additional shares of Class A common stock in the aggregate, in tranches equal to 7,500,000 shares of Class A common stock, 5,000,000 shares of Class A common stock and 2,500,000 shares of Class A common stock, upon the satisfaction of certain price targets set forth in the Merger Agreement, which price targets will be based upon (a) the closing sale price of one share of Class A common stock as quoted on the New York Stock Exchange or the exchange on which the shares of Class A common stock are then traded, for any 20 trading days within any 60 consecutive trading day period within the Earnout Period or (b) if the Company undergoes a change of control, the price per share received by stockholders of the Company in such change of control transaction.

Related Agreements

Amended and Restated Registration Rights Agreement

In connection with the Closing, the Company’s Registration Rights Agreement, dated July 7, 2021, will be amended and restated, and the Company, Sponsor and certain persons and entities receiving Class A common stock in connection with the Merger (the “New Holders” and, together with Sponsor, the “Reg Rights Holders”) will enter into an Amended and Restated Registration Rights Agreement, attached as Exhibit D to the Merger Agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, the Company will agree to use commercially reasonable efforts to (i) file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Reg Rights Holders within 30 business days after the Closing (the “Resale Registration Statement”) and (ii) cause the Resale Registration Statement to become effective as soon as reasonably practicable after the filing thereof. In certain circumstances, the Reg Rights Holders may demand in the aggregate up to five underwritten offerings and will be entitled to customary piggyback registration rights.

Amended and Restated Sponsor Agreement

In connection with the execution of the Merger Agreement, the Company amended and restated each of those certain letter agreements, dated July 7, 2021, from each of the persons undersigned thereto (the “Initial Insiders”) and that certain letter agreement, dated November 10, 2021, from Peter Lattman (together with, the Initial Insiders, the “Insiders”) (the “Amended and Restated Sponsor Agreement”), pursuant to which, among other things, each of the Sponsor and the Insiders agreed (i) to vote any of such Insider’s shares of the Company’s securities in favor of the related transactions and other SPAC Stockholder Matters (as defined in the Amended and Restated Sponsor Agreement), (ii) not to redeem any of such Insider’s shares of Class A common stock or the Company’s Class B common stock, par value $0.0001 per share in connection with the stockholder redemption, (iii) to pay any amounts in excess of the expense cap of $25,000,000 (such amount, the “Excess Amount”) in either cash or by forfeiting a number of shares of Class A common stock, at a price of $10.00 per share (provided that any Excess Amount greater than $15,000,000 shall be paid only in cash), (iv) not to transfer (a) 40% of such Insider’s shares for a period of 12 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $12.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, (b) 30% of such Insider’s shares for a period of 24 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $14.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, and (c) 30% of such Insider’s shares for a period of 36 months after the Closing, unless the closing share price of Class A common stock equals or exceeds $16.00 per share for 20 trading days within any 60 consecutive trading day period commencing after the Closing Date, and (v) to be bound to certain other obligations as described therein. The Sponsor has also agreed to use commercially reasonable efforts to enter into an agreement or agreements with one or more third parties to not redeem their shares of Class A common stock in connection with the related transactions, which agreements may, if reasonably necessary, include incentives in the form of Founder Shares (which will convert to Class A common stock at the Closing), in amounts and on such terms as the Sponsor and the Company shall mutually agree.

Also pursuant to the Amended and Restated Sponsor Agreement, the Sponsor (or an affiliated co-investor of the Sponsor) has agreed to, subject to the other terms and conditions included therein, immediately prior to Closing, purchase in a private placement up to 5,000,000 shares of Class A common stock at a purchase price of $10.00 per share, equal to an amount up to $50,000,000 (the “Sponsor Commitment”). The amount of the Sponsor Commitment that the Sponsor (or an affiliated co-investor of the Sponsor) will be required to fund will be equal to (i) $250,000,000 minus (ii) the Available Closing SPAC Cash (as defined in the Merger Agreement) before accounting for the funding of any Sponsor Commitment (the “Sponsor Commitment Purchase Price”); which amount, under no circumstances shall exceed the maximum amount of the Sponsor Commitment. In addition, so long as Available Closing SPAC Cash, prior to the funding of any Sponsor Commitment is equal to at least $200,000,000 or more, Oklo must request that the Sponsor Commitment be funded and if the Sponsor pays the Sponsor Commitment Purchase Price, then Oklo must stipulate that the Minimum Cash Condition is deemed satisfied. If Available Closing SPAC Cash, prior to the funding of any Sponsor Commitment is less than $200,000,000, Oklo is not required to request the Sponsor Commitment, but if Oklo does request it, the Minimum Cash Condition will be deemed waived. The Sponsor’s obligation to fund the Sponsor Commitment Purchase Price is conditioned upon (i) the satisfaction (or waiver by the Company) of the conditions set forth in Section 10.01 and Section 10.03 of the Merger Agreement (other than those conditions that by their terms are to be satisfied at the Closing), (ii) the substantially concurrent consummation of the Closing, and (iii) if Oklo waives the Minimum Cash Condition, the Available Closing SPAC Cash equaling an amount of at least $125,000,000 (which such amount, for the avoidance of doubt, will include the Sponsor Commitment Purchase Price). Any shares purchased pursuant to the Sponsor Commitment by the Sponsor, an Insider or an affiliated co-investor thereof will be subject to the Sponsor Lockup.

Pursuant to the Amended and Restated Certificate of Incorporation, the Company previously had until July 12, 2023 to complete a Business Combination or windup and liquidate, unless it had executed a letter of intent, agreement in principle or definitive agreement for an initial business combination by such date. In connection with execution of the Merger Agreement on July 11, 2023, the Company has until October 12, 2023 pursuant to the terms of its Amended and Restated Certificate of Incorporation to complete the Business Combination, windup, or pursue an extension.

On July 6, 2023, the Company withdrew $2,263,833 from the Trust Account for franchise and income tax obligations and $1,000,000 for working capital needs.

On July 7, 2023, the Company moved all the funds in the Trust Account from investments in money markets invested in treasury securities into a demand deposit account to mitigate the risk of being viewed as operating an unregistered investment company (including pursuant to the subjective test of Section 3(a)(1)(A) of the Investment Company Act of 1940).

The Company’s management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On September 29, 2023, the Company received a demand letter from a putative stockholder alleging that the registration statement filed by the Company on Form S-4 with the United States Securities and Exchange Commission on September 27, 2023 contains misleading statements and/or omissions in violation of the federal securities laws and/or state fiduciary duty law. The stockholder demands that the Company disclose additional information and purports to reserve the right to file a complaint. The amount of loss exposure, if any, cannot be reasonably estimated at this time.

The Company held a special meeting of the stockholders (the “Special Meeting”) on October 5, 2023. At the special meeting, the stockholders of the Company approved a proposal to adopt an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate a business combination from October 12, 2023 to July 12, 2024 (or such earlier date as determined by the Company’s board of directors). The Company filed the Charter Amendment with the Secretary of State of the State of Delaware on October 11, 2023.

In connection with the vote to approve the proposal to adopt the Charter Amendment at the Special Meeting, holders of 20,849,479 shares of Class A common stock exercised their right to redeem their shares for cash at a redemption price of approximately $10.36 per share, for a total aggregate redemption amount of approximately $215.91 million. As a result, approximately $215.91 million was removed from the Trust Account to redeem such shares. After giving effect to such redemption, (i) a total of 30,600,521 shares of Class A common stock remain outstanding, comprised of (a) 29,150,521 shares of Class A common stock which were sold in the Company’s initial public offering, all of which have redemption rights in connection with a stockholder vote to approve the Company’s initial business combination and (b) 1,450,000 shares of Class A common stock held by the Company’s sponsor, none of which have redemption rights in connection with the a stockholder vote to approve the Company’s initial business combination, and (ii) approximately $301.88 million remains in the Trust Account.

In connection with the vote to approve the Charter Amendment, holders of 20,849,479 shares of Class A Common Stock properly exercised their right to redeem their shares of Class A Common Stock for an aggregate redemption amount of approximately $215.91 million. As such, the Company will record a 1% excise tax liability in the amount of approximately $2.16 million on the condensed consolidated balance sheets. The liability will not impact the condensed consolidated statements of operations and will be offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available. This excise tax liability can be offset within the same taxable year which will be evaluated and adjusted in the period in which the issuances occur.

On October 12, 2023, the Company withdrew $1,157,172 from the Trust Account to pay for tax obligations.

In October and November 2023, the Company received letters from BofA Securities, Inc. (“BofA”), Goldman Sachs & Co. LLC (“Goldman Sachs”), and J.P. Morgan Securities LLC (“J.P. Morgan”), waiving their rights to their portion of the deferred underwriting fee. In aggregate, the underwriting fees waived total approximately $10.5 million dollars.

On November 2, 2023, the Company paid New York State tax and New York City tax of $495,418 and $510,361, respectively.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.